EARNING PER SHARE (‘EPS’)	12 Months Ended
Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Earnings per share [text block]
NOTE 26. EARNING PER SHARE (‘EPS’)

Basic EPS is calculated by reducing the income from continuing operations by the amount of dividends declared in the current period for each class of stock and by the contractual amount of dividends that must be paid for the current period, considering the allocation of remaining earnings to common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. EPS is determined by dividing the total earnings allocated to each security by the weighted average number of common shares outstanding.

Diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The Bank has no dilutive potential common shares as of December 31, 2017, 2016 and 2015.

The following table summarizes information related to the computation of basic EPS for the years ended December 31, 2017, 2016 and 2015 (in millions of pesos, except per share data):

	2017	2016	2015
Income from continuing operations before attribution of non-controlling interests	2,754,173	2,791,450	2,586,385
Less: Non-controlling interests from continuing operations	139,173	89,619	90,008
Net income from continuing operations	2,615,000	2,701,831	2,496,377
Income from operations and disposals of discontinued operations, net of taxes	-	163,497	22,513
Less: Non-controlling interests from discontinuing operations	-	-	-
Net income attributable to the controlling interest	2,615,000	2,865,328	2,518,890
Less: Preferred dividends declared	370,983	342,825	316,548
Less: Allocation of undistributed earnings to preferred stockholders	827,126	972,955	836,383
Continuing operations	827,126	896,100	825,800
Discontinued operations	-	76,855	10,583
Net income allocated to common shareholders for basic and diluted EPS	1,416,891	1,549,548	1,365,959
Weighted average number of common shares outstanding used in basic EPS calculation (In millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	2,780	3,040	2,680
From continuing operations	2,780	2,870	2,656
From discontinuing operations	-	170	24